Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable, Net [Abstract]
Gross Balance and Bad Debt Provision
	December 31,	December 31,
	2014	2013
Accounts receivable, gross	$5,840,746	$24,343,188
Less bad debt provision	(4,285,809)	(4,512,446)
Accounts receivable, net	$1,554,937	$19,830,742

Changes in Allowances for Doubtful Accounts
	December 31, 2014	December 31, 2013
Balance at beginning of the year	$4,512,446	$1,475,771
Increase in allowances during the year	2,084,409	3,491,475
Deconsolidate BSST	-	(454,800)
Deconsolidate Yuanjie	(3,161)	-
Deconsolidate Yanyu	(2,307,885)	-
Balance at the end of the year	$4,285,809	$4,512,446